Interest Expenses and Income - Schedule of Interest Expenses and Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Interest expense from compounding	€ 546	€ 245	€ 170
Interest expense and the like	2,534	2,466	1,614
Convertible Bond 2017/2022 [Member]
Statement Line Items [Line Items]
Interest expense from compounding	26	32	30
Interest expense and the like	122	136	156
EIB loan 2017 [Member]
Statement Line Items [Line Items]
Interest expense from compounding	269	202	40
Interest expense and the like	975	1,046	1,458
EIB loan 2019 [Member]
Statement Line Items [Line Items]
Interest expense from compounding	33	11
Interest expense and the like	488	457
Purchase price liability (earn-out and start-up costs)
Statement Line Items [Line Items]
Interest expense from compounding
Interest expense and the like	750	650
Leasing [Member]
Statement Line Items [Line Items]
Interest expense from compounding
Interest expense and the like	179	124
Other [Member]
Statement Line Items [Line Items]
Interest expense from compounding	218
Interest expense and the like		€ 53